12. Acquisition (March 2019 Note)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Acquisition

Note 12 – Acquisition

On March 15, 2019, the Company entered into and closed an asset purchase agreement with AVX Design & Integration, Inc. (“AVX”) as stated in Note 1.

A summary of the purchase price and the purchase price allocations at fair value is below. The purchase price allocation is a preliminary and subject to change. The Company has not yet completed its analysis to determine the fair value of the assets acquired on the acquisition date. Once this analysis is complete, the Company will adjust, if necessary, the provisional amounts assigned to the assets purchased in the accounting period in which the analysis is completed.

Purchase price
Cash	$550,000
29,286 shares of common stock (1)	290,716
Secured promissory note	50,000
Total purchase price	$890,716

Allocation of purchase price
Cash	$201,482
Accounts receivable	436,554
Inventories	11,282
Prepaid expenses	2,478
Property and equipment	10,381
Operating lease right-of-use assets	186,449
Deposits	5,968
Goodwill	307,572
Accounts payable and accrued liabilities	(73,787)
Operating lease liability	(197,663)
Purchase price	$890,716

(1) the fair value of the common stock was calculated based on the closing market price of the Company’s common stock at the date of acquisition.

The revenue from the acquisition of the AVX Design & Integration, Inc. included in the results of operations from the date of acquisition on to March 31, 2019 was $128,545.

The unaudited pro forma information below present statement of operations data as if the acquisition of the AVX Design & Integration, Inc. took place on January 1, 2018.

	Three months ended March 31,
	2019	2018
Sales	$838,293	$402,570
Cost of Revenue	260,413	165,666
Gross profit	577,880	236,904
Operating expenses	743,502	317,485
Loss from operations	(165,622)	(80,581)
Net loss	(165,738)	(134,910)
Loss per share	$–	$–